SUBSEQUENT EVENTS SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended					12 Months Ended			1 Months Ended			0 Months Ended	1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended	1 Months Ended			12 Months Ended		24 Months Ended
	Feb. 28, 2014	Jan. 31, 2014	Jan. 31, 2013 management_company	May 31, 2012	Sep. 30, 2010	Dec. 31, 2014 vessel	Dec. 31, 2013	Dec. 31, 2012	Apr. 29, 2015 vessel	Apr. 30, 2015 vessel	Jan. 31, 2015 vessel	Oct. 30, 2014 vessel	Sep. 30, 2014 company	May 31, 2014 vessel	Apr. 30, 2014 company vessel	Oct. 31, 2014 vessel	Sep. 30, 2014 vessel	Sep. 30, 2014 vessel	Mar. 31, 2015 company	Feb. 28, 2015 tranch	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Apr. 01, 2015 vessel
Subsequent Event [Line Items]
RSUs granted			94,476
Number of management companies			2
Number of RSU vesting years			3 years		3 years
Share-based payment award, award vesting period		1/3	1/3		1/3
Common stock, shares, issued	49,489			11,301			35,061
Newbuilding installments assumed						$ 548,700,000
Cash acquired upon purchase of SPCs						68,560,000	0	0
Number of Newbuildings on Order						14
Cash paid to acquire SPCs						24,085,000	0	0
Subsequent Event [Member]
Subsequent Event [Line Items]
Period for Remaining Vessels to be Delivered											12 months
Number of Vessels on Long Term, Index-Linked Contracts											15
Number of Vessels Delivered to Charterer											4
Number of Delayed Newbuildings																									17
Number of Delayed Newbuildings Period									73 months
Number of Newbuildings on Order																			25
Number of Newbuildings Expected to be Sold										4
Number of capesize newbuildings expected to be delivered in 2015									2
Number of capesize newbuildings expected to be delivered in 2016									2
Number of Vessels Chartered-In									3										4
Number of Vessels Owned Prior to Merger									5
Number of Vessels Acquired									3
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Vesting rate		33.33%	33.33%		33.33%
RSUs granted		55,111
Number of RSU vesting years		3 years
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vesting rate											33.33%
RSUs granted											49,206
Number of management companies											2
Number of RSU vesting years											3 years
Share-based payment award, award vesting period											1/3
Frontline 2012 [Member]
Subsequent Event [Line Items]
Number of SPCs acquired													13		5
Number of Capesize Newbuildings Delivered												2		2	3	3	2	3
Noncash or Part Noncash Acquisition, Payables Assumed															150,000,000
Cash acquired upon purchase of SPCs													25,100,000		43,400,000
Number of Capesize Newbuildings Expected to be Delivered						10
Frontline 2012 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of SPCs acquired																			12
Number of Capesize Newbuildings Delivered											4
Cash acquired upon purchase of SPCs																			108,600,000
Cash paid to acquire SPCs																			36,400,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued as consideration															15,500,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares, issued																			110,128
Common Stock [Member] | Frontline 2012 [Member]
Subsequent Event [Line Items]
Number of shares issued as consideration													31,000,000		15,500,000.0
Common Stock [Member] | Frontline 2012 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued as consideration																			31,000,000
Capital Addition Purchase Commitments [Member]
Subsequent Event [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed													490,000,000
Capital Addition Purchase Commitments [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Newbuilding installments assumed																			935,500,000						936,600,000
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months																			490,800,000						330,700,000
Unrecorded Unconditional Purchase Obligation, Due within Two Years																			444,700,000						471,400,000
Unrecorded Unconditional Purchase Obligation, Change of Amount as Result of Variable Components																									1,100,000
Unrecorded Unconditional Purchase Obligation, Due within Three Years																									134,500,000
Capital Addition Purchase Commitments [Member] | Frontline 2012 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed																			404,000,000
Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt instrument, face amount														135,000,000							420,000,000.0
Company and Special Purpose Companies (SPCs) Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Newbuildings on Order																				14
Company and Special Purpose Companies (SPCs) Agreement [Member] | Term Loan Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Tranches in Loan of $32.5 Million																				2
Debt Instrument, Value Per Tranche, Two Tranches																				32,500,000
Debt Instrument, Term Commencing After First Draw Down																				3 months
Debt Instrument, Term																				20 years
Debt instrument, face amount																				425,000,000
Number of Tranches in Loan of $30 Million																				12
Debt Instrument, Value of Tranche, Twelve Tranches																				30,000,000
Term Loan Facility of $420 Million [Member] | Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Term																					72 months
Debt instrument, face amount																					420,000,000
Term Loan Facility of $420 Million [Member] | Term Loan Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt																			28,600,000
London Interbank Offered Rate (LIBOR) [Member] | Company and Special Purpose Companies (SPCs) Agreement [Member] | Term Loan Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt margin																				2.00%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility of $420 Million [Member] | Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt margin																					2.50%
Channel Alliance and Channel Navigator [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Vessels Expected to be Sold									2
Minimum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Vessels Chartered-In Period									6 months
Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Vessels Chartered-In Period									12 months
Capesize Vessels [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Vessels Chartered-In Period										10 years
Time Charter Rate for First Seven Years										17,600
Time Charter Rate Period										7 years
Time Charter Rate After Seven Years										14,900
Percentage of Profit from Revenues										33.00%
Purchase option amount										112,000,000
Purchase option period										10 years
Time Charter Extended Period										3 years
Time Charter Rate for Extended Period										14,900
Sale Leaseback Transaction, Number of Vessels Expected to be Sold									8
Sale Leaseback Transaction, Net Book Value									272,000,000
Sale Leaseback Transaction, Value Per Vessel									34,000,000
Sale Leaseback Transaction, Net Proceeds, Repayment of Debt										192,800,000
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels																						$ 92,400,000	$ 92,400,000	$ 184,800,000